SUPPLEMENTAL FINANCIAL INFORMATION (Details 5) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Accretion expense on lease liability
SupplementalFinancialInformationDetails5LineItems [Line Items]
Lease related amounts recognized in the income statement	$ (76)
Short-term lease expenses
SupplementalFinancialInformationDetails5LineItems [Line Items]
Lease related amounts recognized in the income statement	(5,146)
Non-short term low-value leases expense
SupplementalFinancialInformationDetails5LineItems [Line Items]
Lease related amounts recognized in the income statement	(19)
Lease Related Expense Gross
SupplementalFinancialInformationDetails5LineItems [Line Items]
Lease related amounts recognized in the income statement	$ (5,241)